ACQUISITIONS - India Wind Portfolio (Details) - India Wind Portfolio ₨ in Billions	1 Months Ended	12 Months Ended
	Jul. 08, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jul. 08, 2019 INR (₨)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 67,000,000		₨ 4.6
Contingent payment expected	12,000,000		₨ 0.8
Equity interests of acquirer	0.25
Acquisition costs (less than)	$ 1,000,000
Revenue of combined entity as if combination occurred at beginning of period		$ 37,000,000